Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Disposals And Nonoperating Items [Abstract]
Summary of Disposals and Other Non-operating Items

	2021 £m	2020 £m	2019 £m
Revaluation of investments	16	151	25
Gain/(loss) on disposal of businesses and assets held for sale	39	(21)	26
Net gain on disposals and other non-operating items	55	130	51
The revaluation of investments relates mainly to venture fund investments, further details of which are provided in note 15.